Exceptional items and remeasurements (Details) £ in Millions, $ in Millions	6 Months Ended
	Sep. 30, 2018 GBP (£)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 GBP (£)
Included within operating profit [Abstract]
Operating costs	£ (5,330)		£ (5,410)	[1]
Included within net finance costs [Abstract]
Finance costs	(562)		(538)	[1]
Profit/(loss) before tax	522		780	[1]
Tax	(93)		(153)	[1]
Profit after tax from continuing operations	429		627	[1],[2]
Restructuring provision	100
Payments for restructuring	18
Exceptional items [Member]
Included within operating profit [Abstract]
Expense of restructuring activities	127
Employee benefits expense	(97)	$ (127)
Gains (losses) on derivatives financial instruments, operating	0		0
Operating costs	(224)		0
Included within net finance costs [Abstract]
Gains (losses) on financial assets at fair value through profit or loss	0
Gains (losses) on financial liabilities at fair value through profit or loss	0
Finance costs	0
Profit/(loss) before tax	(224)		0
Tax	48		0
Profit after tax from continuing operations	(176)		0
Cash outflow for workforce contingency plan	102	$ 134
Remeasurements [Member]
Included within operating profit [Abstract]
Expense of restructuring activities	0
Employee benefits expense
Gains (losses) on derivatives financial instruments, operating	(26)		28
Operating costs	39		15
Included within net finance costs [Abstract]
Gains (losses) on financial assets at fair value through profit or loss	8
Gains (losses) on financial liabilities at fair value through profit or loss	(8)
Finance costs	(26)		28
Profit/(loss) before tax	13		43
Tax	(7)		(4)
Profit after tax from continuing operations	6		39
Exceptional items and remeasurements [Member]
Included within operating profit [Abstract]
Expense of restructuring activities	127
Employee benefits expense	(97)
Gains (losses) on derivatives financial instruments, operating	(26)		28
Operating costs	(185)		15	[1]
Included within net finance costs [Abstract]
Gains (losses) on financial assets at fair value through profit or loss	8
Gains (losses) on financial liabilities at fair value through profit or loss	(8)
Finance costs	(26)		28	[1]
Profit/(loss) before tax	(211)		43	[1]
Tax	41		(4)	[1]
Profit after tax from continuing operations	(170)		39	[1]
Commodity Derivatives [Member] | Exceptional items [Member]
Included within operating profit [Abstract]
Gains (losses) on derivatives financial instruments, operating	0		0
Commodity Derivatives [Member] | Remeasurements [Member]
Included within operating profit [Abstract]
Gains (losses) on derivatives financial instruments, operating	39		15
Commodity Derivatives [Member] | Exceptional items and remeasurements [Member]
Included within operating profit [Abstract]
Gains (losses) on derivatives financial instruments, operating	£ 39		£ 15

[1]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).
[2]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).